Commitments and Contingencies	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

10.    Commitments and CONTINGENCIES

Legal Proceedings

From time to time, the Company is involved in legal proceedings and other matters arising in connection with the conduct of its business activities. Many of these proceedings may be at the preliminary stages and/or seek an indeterminate amount of damages. In the opinion of management, after consultation with legal counsel, such routine claims and lawsuits are not significant and we do not currently expect them to have a material adverse effect on our business, financial condition, results of operations, or liquidity.